RELATED PARTIES - Schedule of Balances of related parties (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ultimate and Immediate parent
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Total assets	$ 50	$ 371	$ 343
Total liabilities	(86)	(8)	(14)
Ultimate and Immediate parent | LLC Ukraine Tower Company
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Right-of-use assets
Trade and other receivables
Trade and other payables
Lease liabilities
Other current liabilities
Ultimate and Immediate parent | VEON Amsterdam B.V.
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Financial assets		363	343
Loan Note Payable	(57)
Indemnity receivable	40
Other receivables	9
Ultimate and Immediate parent | VEON Ltd.
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Financial assets	1	8
Trade and other payables	(17)	(8)	(14)
Other current liabilities	(12)
Ultimate and Immediate parent | LLC VimpelCom Global Services Ukraine
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Trade and other payables
Ultimate and Immediate parent | VEON Group Holding Company Ltd
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Trade and other payables
Ultimate and Immediate parent | LLC VimpelCom Global Services Ukraine
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Short-term loans
Entities under common control
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Total assets	215	169	178
Total liabilities	(275)	(201)	(199)
Entities under common control | LLC Ukraine Tower Company
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Right-of-use assets	214	169	167
Trade and other receivables	1		11
Trade and other payables	(8)	(6)	(5)
Lease liabilities	(250)	(195)	(184)
Other current liabilities			(1)
Entities under common control | VEON Amsterdam B.V.
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Financial assets
Loan Note Payable
Indemnity receivable
Other receivables
Entities under common control | VEON Ltd.
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Financial assets
Trade and other payables
Other current liabilities
Entities under common control | LLC VimpelCom Global Services Ukraine
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Trade and other payables			(4)
Entities under common control | VEON Group Holding Company Ltd
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Trade and other payables	(17)		(1)
Entities under common control | LLC VimpelCom Global Services Ukraine
RELATED PARTIES - Schedule of Balances of related parties (Details) [Line Items]
Short-term loans			$ (4)